Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Accumulated amortization for assets capitalized under capital leases	$ 98,000	$ 28,000
Interest cost capitalized	30,600,000	14,100,000	$ 4,000,000
PP&E [Member]
Property Plant And Equipment [Line Items]
Interest cost capitalized	$ 30,348,000	$ 13,586,000
Minimum [Member] | Chemical Processing Plants and Plant Infrastructure [Member]
Property Plant And Equipment [Line Items]
Useful lives in years	15 years
Minimum [Member] | Processing Plant Components [Member]
Property Plant And Equipment [Line Items]
Useful lives in years	3 years
Minimum [Member] | Trucks, Automobiles, Trailers, and Other Rolling Stock [Member]
Property Plant And Equipment [Line Items]
Useful lives in years	3 years
Maximum [Member] | Chemical Processing Plants and Plant Infrastructure [Member]
Property Plant And Equipment [Line Items]
Useful lives in years	30 years
Maximum [Member] | Processing Plant Components [Member]
Property Plant And Equipment [Line Items]
Useful lives in years	10 years
Maximum [Member] | Trucks, Automobiles, Trailers, and Other Rolling Stock [Member]
Property Plant And Equipment [Line Items]
Useful lives in years	7 years